INCOME AND MINING TAXES (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income and mining taxes [Line Items]
Adjustments for current tax of prior periods		$ 0.1	$ (4.6)
Current tax expense (income) and adjustments for current tax of prior periods		15.1	8.7
Adjustments for deferred tax of prior periods		(1.3)	5.9
Deferred tax expense (income)	$ 1.9	(131.0)	(10.8)
Total income tax recovery		(115.9)	(2.1)
Canada [Member]
Income and mining taxes [Line Items]
Current tax expense (income)		2.8	(1.8)
Deferred tax expense (income)		(87.7)	1.4
Foreign [Member]
Income and mining taxes [Line Items]
Current tax expense (income)		12.2	15.1
Deferred tax expense (income)		$ (42.0)	$ (18.1)